EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2010
EMPLOYEE BENEFIT PLANS [Abstract]
Weighted-Average and Target Asset Allocations
The Company's weighted-average asset allocations at December 31, 2010 and 2009, and 2010 year-end target allocation, by asset category, were as follows:

	Target	2010	2009

Domestic equity securities	60%	62%	61%
International equity securities	10%	11%	11%
Debt securities	15%	16%	15%
Real estate	15%	4%	8%
Other and cash	--	7%	5%
Total	100%	100%	100%

Fair Value of Pension Plan Assets
The fair values of the Company's pension plan assets at December 31, 2010 and 2009, by asset category, are as follows (in millions):

	Fair Value Measurements as of
	December 31, 2010
	Total	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$17	$17	$--	$--
Equity securities:
U.S. large-cap	136	136	--	--
U.S. mid- and small-cap	40	40	--	--
International large-cap	31	31	--	--
Fixed income securities:
U.S. Treasuries	1	--	1	--
Investment grade U.S. corporate bonds	3	--	3	--
High-yield U.S. corporate bonds	8	--	8	--
Mortgage-backed securities	33	--	33	--
Other types of investments:
Real estate partnerships interests	13	--	--	13
Private equity partnership interests (a)	2	--	--	2
Insurance contracts	1	--	--	1
Total	$285	$224	$45	$16

	Fair Value Measurements as of
	December 31, 2009
	Total	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$7	$7	$--	$--
Equity securities:
U.S. large-cap	121	121	--	--
U.S. mid- and small-cap	36	36	--	--
International large-cap	30	30	--	--
Fixed income securities:
U.S. Treasuries	1	--	1	--
Investment grade U.S. corporate bonds	2	--	2	--
High-yield U.S. corporate bonds	8	--	8	--
Mortgage-backed securities	28	--	28	--
Other types of investments:
Real estate partnerships interests	23	--	--	23
Private equity partnership interests (a)	3	--	--	3
Insurance contracts	1	--	--	1
Total	$260	$194	$39	$27

(a)	This category represents private equity funds that invest principally in U.S. technology companies.

Reconciliations of Pension Plan Investments Measured at Fair Value on Recurring Basis
The table below presents a reconciliation of all pension plan investments measured at fair value on a recurring basis using significant unobservable inputs (level 3) for the years ended December 31, 2010 and 2009 (in millions):

	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)

	Real Estate	Private Equity	Insurance	Total

Beginning balance, January 1, 2009	$38	$4	$1	$43
Actual return on plan assets:
Assets held at the reporting date	(13)	(1)	--	(14)
Assets sold during the period	--	--	--	--
Purchases, sales and settlements	(2)	--	--	(2)
Ending balance, December 31, 2009	23	3	1	27
Actual return on plan assets:
Assets held at the reporting date	3	--	--	3
Assets sold during the period	(1)	--	--	(1)
Purchases, sales and settlements	(12)	(1)	--	(13)
Ending balance, December 31, 2010	$13	$2	1	$16

Benefit Obligation, Plan Assets, and Funded Status
The status of the funded defined benefit pension plan and the unfunded accumulated post-retirement benefit plans at December 31, 2010 and 2009 are shown below (in millions):

	Pension Benefits		Other Post-retirement Benefits
	2010	2009	2010	2009

Change in Benefit Obligation
Benefit obligation at beginning of year	$322	$314	$54	$52
Service cost	8	8	1	1
Interest cost	19	19	3	3
Plan participants' contributions	--	--	3	2
Actuarial (gain) loss	24	(3)	10	1
Benefits paid	(18)	(17)	(6)	(5)
Amendments	--	1	--	--
Benefit obligation at end of year	$355	$322	$65	$54
Change in Plan Assets
Fair value of plan assets at beginning of year	260	244	--	--
Actual return on plan assets	37	33	--	--
Employer contributions	6	--	--	--
Benefits paid	(18)	(17)	--	--
Fair value of plan assets at end of year	$285	$260	$--	$--

Funded Status and Recognized Liability	$(70)	$(62)	$(65)	$(54)

Amounts Recognized on the Consolidated Balance Sheets and in Accumulated Other Comprehensive Loss
Amounts recognized on the consolidated balance sheets and in accumulated other comprehensive loss at December 31, 2010 and 2009 were as follows (in millions):

	Pension Benefits		Other Post-retirement Benefits
	2010	2009	2010	2009

Non-current assets	$3	$3	$--	$--
Current liabilities	--	--	(4)	(3)
Non-current liabilities	(73)	(65)	(61)	(51)
Total	$(70)	$(62)	$(65)	$(54)

Net loss (net of taxes)	$70	$70	$6	$--
Unrecognized prior service cost (net of taxes)	3	3	--	--
Total	$73	$73	$6	$--

Accumulated Benefit Obligation in Excess of Plan Assets
The information for qualified pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2010 and 2009 is shown below (in millions):

	2010	2009

Projected benefit obligation	$349	$269
Accumulated benefit obligation	$319	$248
Fair value of plan assets	$275	$208

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Loss
Components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for the defined benefit pension plans and the post-retirement health care and life insurance benefit plans during 2010, 2009, and 2008, are shown below (in millions):

	Pension Benefits			Other Post-retirement Benefits
	2010	2009	2008	2010	2009	2008
Components of Net Periodic
Benefit Cost/(Income)
Service cost	$8	$8	$8	$1	$1	$1
Interest cost	19	19	18	3	3	3
Expected return on plan assets	(21)	(20)	(32)	--	--	--
Amortization of net (gain) loss	8	12	--	--	--	(1)
Amortization of prior service cost	1	1	1	--	--	--
Recognition of loss due to settlement	--	--	1	--	--	--
Net periodic benefit cost/(income)	15	20	(4)	4	4	3

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (net of tax)
Net loss (gain)	5	(10)	90	6	1	1
Amortization of unrecognized (loss) gain	(5)	(7)	--	(2)	--	1
Prior service cost	--	1	1	--	--	--
Amortization of prior service cost	(1)	(1)	--	--	--	--
Total recognized in other comprehensive income	(1)	(17)	91	4	1	2
Total recognized in net periodic benefit cost and
other comprehensive income	$14	$3	$87	$8	$5	$5

Weighted Average Assumptions Used to Determine Benefit Information
The weighted average assumptions used to determine benefit information during 2010, 2009, and 2008, were as follows:

	Pension Benefits			Other Post-retirement Benefits
	2010	2009	2008	2010	2009	2008
Weighted Average Assumptions:
Discount rate	5.75%	6.25%	6.25%	5.75%	6.25%	6.25%
Expected return on plan assets	8.25%	8.50%	8.50%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Initial health care cost trend rate				10.00%	9.00%	9.00%
Ultimate rate				5.00%	5.00%	5.00%
Year ultimate rate is reached				2016	2014	201	3

Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
If the assumed health care cost trend rate were increased or decreased by one percentage point, the accumulated post-retirement benefit obligation, as of December 31, 2010, 2009, and 2008 and the net periodic post-retirement benefit cost for 2010, 2009 and 2008, would have increased or decreased as follows (in millions):

	Other Post-retirement Benefits
	One Percentage Point
	Increase			Decrease
	2010	2009	2008	2010	2009	2008

Effect on total of service and interest cost components	$1	$--	$--	$--	$--	$--
Effect on post-retirement benefit obligation	$8	$5	$5	$(6)	$(4)	$(4)

Estimated Future Benefit Payments For the Next Ten Years
Estimated Benefit Payments:  The estimated future benefit payments for the next ten years are as follows (in millions):

	Pension	Non-qualified	Post-retirement
Year	Benefits	Plan Benefits	Benefits

2011	$19	$3	$4
2012	20	1	4
2013	20	2	4
2014	21	1	4
2015	21	2	5
2016-2020	122	11	24